Allowance for Loan and Lease Losses - Summary of Loans by Key Indicators of Credit Quality (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 954,074	$ 869,119	$ 772,861
Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	927,595	847,754	752,934
Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	13,005	10,701	9,885
Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	13,287	10,664	9,890
Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans	187		152
Commercial and Industrial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	159,776	135,040	117,762
Commercial and Industrial Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	151,088	129,288	111,718
Commercial and Industrial Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	2,904	2,331	2,142
Commercial and Industrial Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	5,597	3,421	3,750
Commercial and Industrial Loans | Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans	187		152
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	244,633	232,510	206,641
Real Estate | 1-4 Single Family Residential Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	240,081	228,450	201,087
Real Estate | 1-4 Single Family Residential Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans		1,090	3,311
Real Estate | 1-4 Single Family Residential Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	4,552	2,970	2,243
Real Estate | Construction, Land and Development
Financing Receivable Recorded Investment [Line Items]
Total loans	155,778	139,470	113,316
Real Estate | Construction, Land and Development | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	154,305	137,760	111,872
Real Estate | Construction, Land and Development | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	315	1,403	1,440
Real Estate | Construction, Land and Development | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	1,158	307	4
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Recorded Investment [Line Items]
Total loans	324,212	285,731	251,870
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	312,574	276,096	245,270
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	9,786	5,877	2,889
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	1,852	3,758	3,711
Consumer Loans and Leases
Financing Receivable Recorded Investment [Line Items]
Total loans	18,174	22,736	26,676
Consumer Loans and Leases | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	18,046	22,528	26,391
Consumer Loans and Leases | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans			103
Consumer Loans and Leases | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	128	208	182
Municipal and Other Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	51,501	53,632	56,596
Municipal and Other Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 51,501	$ 53,632	$ 56,596